CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - D Boral A R C Acquisitions I Corp [Member] - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026
Formation and operating costs	$ (673,033)	$ (36,000)	$ (41,420)	$ (1,204,774)
Other income:
Interest income on cash held in trust account	2,563,451			5,106,510
Total other income	2,563,451			5,106,510
Net Loss	$ 1,890,418	$ (36,000)	$ (41,420)	$ 3,901,736
Ordinary Shares Class A [Member]
Other income:
Weighted average shares of Class B ordinary shares outstanding, basic	29,200,000			29,200,000
Weighted average shares of Class B ordinary shares outstanding, diluted	29,200,000			29,200,000
Class B ordinary shares - basic net income per share	$ 0.05			$ 0.09
Class B ordinary shares - diluted net income per share	$ 0.05			$ 0.09
Ordinary Shares Class B [Member]
Other income:
Weighted average shares of Class B ordinary shares outstanding, basic	12,000,000	12,321,429	12,321,429	12,000,000
Weighted average shares of Class B ordinary shares outstanding, diluted	12,000,000	12,321,429	12,321,429	12,000,000
Class B ordinary shares - basic net income per share	$ 0.05	$ (0.00)	$ (0.00)	$ 0.09
Class B ordinary shares - diluted net income per share	$ 0.05	$ (0.00)	$ (0.00)	$ 0.09